Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 7,759	$ 5,333
Accounts receivable, net of allowance for doubtful accounts of $109 and $126 at June 30, 2016 and 2015, respectively	63,018	55,275
Inventory	4,415	4,148
Prepaid expenses	14,330	9,721
Other current assets	3,216	3,443
Total current assets	92,738	77,920
Investment in investee		1,776
Other assets	21,218	20,384
Property and equipment, net	228,572	231,296
Oil and gas interests, net	5,398	7,713
Other intangible assets, net	58,734	61,899
Goodwill	141,669	134,939
Total assets	548,329	535,927
Current liabilities:
Accounts payable	8,946	2,230
Accrued expenses and other current liabilities	55,264	67,396
Total current liabilities	64,210	69,626
Long-term debt	272,825	204,936
Asset retirement obligation	527	575
Deferred income tax liability	42,083	41,558
Class B Series Three common share liability	2,768	1,993
Other liabilities	20,021	17,432
Total liabilities	402,434	336,120
Shareholders' equity
Paid in Share Capital	496,990	517,560
Accumulated deficit	(351,108)	(315,633)
Accumulated other comprehensive income (loss)	13	(2,120)
Total shareholders' equity	145,895	199,807
Total liabilities and shareholders' equity	$ 548,329	$ 535,927